Called-up share capital - Summary of allotted, called up and fully paid share capital (Details) £ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2016 £ / shares shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 5,343	$ 5,284
Repurchase of ordinary share capital	[1]	(355)	(343)
Balance, end of period		5,402	$ 5,343	$ 5,284
Abu Dhabi
Reconciliation of number of shares outstanding [abstract]
Proportion of ownership interest in concession			10.00%	10.00%
Preference shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		21	$ 21
Balance, end of period		21	$ 21	$ 21
Number of shares authorised | £					£ 10,000,000
First Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			7,233	7,233	7,233	7,233	7,233
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		12	$ 12
Balance, end of period		$ 12	$ 12	$ 12
Par value per share (in gbp per share) | £ / shares					£ 1	£ 1	£ 1
Percentage of nominal cumulative preference shares		8.00%	8.00%	8.00%
Second Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			5,473	5,473	5,473	5,473	5,473
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 9	$ 9
Balance, end of period		$ 9	$ 9	$ 9
Par value per share (in gbp per share) | £ / shares					£ 1	£ 1	£ 1
Percentage of nominal cumulative preference shares		9.00%	9.00%	9.00%
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares) | shares		21,288,193	21,049,696	20,108,771
Balance, beginning of period		$ 5,322	$ 5,263	$ 5,028
Issue of new shares for the scrip dividend programme (in shares) | shares		195,305	289,789	548,005
Issue of new shares for the scrip dividend programme		$ 49	$ 72	$ 137
Issue of new shares for employee share-based payment plans (in shares) | shares		92,168	0	0
Issue of new shares for employee share-based payment plans		$ 23	$ 0	$ 0
Issue of new shares – other (in shares) | shares		0	0	392,920
Issue of new shares – other		$ 0	$ 0	$ 98
Repurchase of ordinary share capital (in shares) | shares		(50,202)	(51,292)	0
Repurchase of ordinary share capital		$ (13)	$ (13)	$ 0
Balance, end of period (in shares) | shares		21,525,464	21,288,193	21,049,696
Balance, end of period		$ 5,381	$ 5,322	$ 5,263
Par value per share (in gbp per share) | $ / shares		$ 0.25	$ 0.25	$ 0.25

[1]	See Note 32 for further information.